Net Investment Income (Details) - Schedule of net investment income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of net investment income [Abstract]
Interest income	$ 14,049	$ 12,169	$ 10,866
Dividends from equities at FVTOCI	78	128	721
Dividends from equities at FVTPL	705	562	391
Realized gains and losses on investments
Realized loss on sale of bonds at FVTOCI	(88)	(411)	(629)
Realized gain on sale of FVTPL equities and mutual funds	396	1,599	947
Unrealized gains and losses on investments
Unrealized gain (loss) on revaluation of financial assets at FVTPL	3,089	(241)	1,591
Gains and losses from investments in properties
Realized (loss) gain on sale of investment properties	(8)	(213)	679
Fair value (loss) gain on investment properties (note 12)	(1,300)	(2,007)	(304)
Rental income	163	190	203
Impairment and expected credit losses on investments
Expected credit loss on financial assets at FVOCI	(114)	(135)	23
Expected credit loss on financial assets at amortized cost	(66)	(129)	13
Investments custodian fees and other investments expenses	(870)	(1,545)	(1,127)
Net Investment income	$ 16,034	$ 9,967	$ 13,374